Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 3,567,024	$ 3,285,683
Net cash provided by operating activities	4,336,450	4,079,781
Investing Activity
Net cash provided by investing activities	(18,063,761)	(1,394,634)
Financing Activities
Dividends paid	(748,986)	(563,059)
Stock repurchase	(230,520)	(138,000)
Stock-based compensation expense	67,931
Exercise of stock options	16,790	34,236
Net cash provided by (used in) financing activities	9,633,075	(240,600)
Net Change in Cash and Cash Equivalents	(4,094,236)	2,444,547
Cash and Cash Equivalents at Beginning of Year	11,387,947	8,943,400
Cash and Cash Equivalents at End of Year	7,293,711	11,387,947
Parent Company
Operating Activities
Net income	3,567,024	3,285,683
Items not providing cash, net	(2,801,596)	(3,127,353)
Change in other assets and liabilities, net	(156,994)	18,389
Net cash provided by operating activities	608,434	176,719
Investing Activity
Loan payment from subsidiary	34,409	34,360
Net cash provided by investing activities	34,409	34,360
Financing Activities
Dividends paid	(748,896)	(578,196)
Stock repurchase	(230,520)	(138,000)
Stock-based compensation expense	67,931
Exercise of stock options	16,790	34,236
Net cash provided by (used in) financing activities	(894,695)	(681,960)
Net Change in Cash and Cash Equivalents	(251,852)	(470,881)
Cash and Cash Equivalents at Beginning of Year	4,334,876	4,805,757
Cash and Cash Equivalents at End of Year	$ 4,083,024	$ 4,334,876